Prepaid expenses and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid expenses and other current assets
Costs to obtain contracts with customers		¥ 168,571	¥ 137,666
Prepaid advertising expenses		18,014	29,735
Prepaid taxes		13,860	27,414
Prepaid rental and other deposits		13,601	13,454
Prepaid fees to third-party payment channels		8,250	6,490
Prepaid student acquisition fees		2,093	3,281
Prepaid professional service fees		3,704	2,719
Advances to employees		1,658	2,439
Interest receivables		2,430	1,893
Prepaid Directors & Officers insurance		782	844
Prepayment for purchase of fix assets		707	1,281
Prepaid PayPal to pay teacher salary costs		4,077	1,291
Students tuition payments in transit		1,291	1,322
Others		11,177	12,670
Total	$ 35,941	¥ 250,215	¥ 242,499